INITIAL PUBLIC OFFERING (Details Narrative)	Oct. 08, 2021 $ / shares shares
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	155,250
Stock price	$ 0.0001
Common Class A [Member]
Par value	0.0001
Common Class A [Member] | Underwriter [Member]
Stock price	$ 10.00
Common Class A [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues | shares	20,700,000
[custom:AdditionalOptionPurchase] | shares	2,700,000
Par value	$ 0.0001
Warrants [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock price	$ 10.00
Warrants outstanding | shares	15,525,000
Public Warrant [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock price	$ 11.50